ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of					$ 268,000	$ 0
Research and Development Expense, Total	1,352,000	838,000	2,999,000	1,899,000	4,806,000	5,249,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					2.05	1.61
Revenues, Total	0	0	0	0	0	150,000
Impairment of Intangible Assets, Finite-lived					18,000	0
Common Stock Held By Non Affiliates					700,000,000
Stock Issued During Period Non Convertible debt					$ 1,000,000,000
Maximum [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			7 years		7 years
Minimum [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			3 years		3 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			5 years
In Process Research and Development [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			5 years
Patents And Licenses [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			20 years		20 years
Patents And Licenses [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			18 years 6 months		18 years 6 months